Financial instruments, Interest rate risk (Details) - Interest Rate Risk [Member] R$ in Thousands	6 Months Ended
Jun. 30, 2018 BRL (R$)
Probable I [Member]
Possible impacts on profit or loss [Abstract]
Exposure	R$ 3
Scenarios II [Member]
Possible impacts on profit or loss [Abstract]
Exposure	R$ 1
Estimated increase (decrease) in interest rates	25.00%
Scenarios III [Member]
Possible impacts on profit or loss [Abstract]
Exposure	R$ 2
Estimated increase (decrease) in interest rates	50.00%
Scenarios IV [Member]
Possible impacts on profit or loss [Abstract]
Exposure	R$ (1)
Estimated increase (decrease) in interest rates	(25.00%)
Scenarios V [Member]
Possible impacts on profit or loss [Abstract]
Exposure	R$ (2)
Estimated increase (decrease) in interest rates	(50.00%)
CDI [Member]
Possible impacts on profit or loss [Abstract]
Future interest rate	7.35%
TJLP [Member]
Possible impacts on profit or loss [Abstract]
Future interest rate	6.60%
Working Capital [Member] | CDI [Member]
Possible impacts on profit or loss [Abstract]
Exposure	R$ (545,137)
Risk	CDI variation
Working Capital [Member] | CDI [Member] | Probable I [Member]
Possible impacts on profit or loss [Abstract]
Exposure	R$ (40,068)
Working Capital [Member] | CDI [Member] | Scenarios II [Member]
Possible impacts on profit or loss [Abstract]
Exposure	(10,017)
Working Capital [Member] | CDI [Member] | Scenarios III [Member]
Possible impacts on profit or loss [Abstract]
Exposure	(20,034)
Working Capital [Member] | CDI [Member] | Scenarios IV [Member]
Possible impacts on profit or loss [Abstract]
Exposure	10,017
Working Capital [Member] | CDI [Member] | Scenarios V [Member]
Possible impacts on profit or loss [Abstract]
Exposure	20,034
Finame [Member] | TJLP [Member]
Possible impacts on profit or loss [Abstract]
Exposure	R$ (2,886)
Risk	TJLP variation
Finame [Member] | TJLP [Member] | Probable I [Member]
Possible impacts on profit or loss [Abstract]
Exposure	R$ (190)
Finame [Member] | TJLP [Member] | Scenarios II [Member]
Possible impacts on profit or loss [Abstract]
Exposure	(48)
Finame [Member] | TJLP [Member] | Scenarios III [Member]
Possible impacts on profit or loss [Abstract]
Exposure	(95)
Finame [Member] | TJLP [Member] | Scenarios IV [Member]
Possible impacts on profit or loss [Abstract]
Exposure	48
Finame [Member] | TJLP [Member] | Scenarios V [Member]
Possible impacts on profit or loss [Abstract]
Exposure	95
Leasing [Member] | CDI [Member]
Possible impacts on profit or loss [Abstract]
Exposure	R$ (12,669)
Risk	CDI variation
Leasing [Member] | CDI [Member] | Probable I [Member]
Possible impacts on profit or loss [Abstract]
Exposure	R$ (931)
Leasing [Member] | CDI [Member] | Scenarios II [Member]
Possible impacts on profit or loss [Abstract]
Exposure	(233)
Leasing [Member] | CDI [Member] | Scenarios III [Member]
Possible impacts on profit or loss [Abstract]
Exposure	(466)
Leasing [Member] | CDI [Member] | Scenarios IV [Member]
Possible impacts on profit or loss [Abstract]
Exposure	233
Leasing [Member] | CDI [Member] | Scenarios V [Member]
Possible impacts on profit or loss [Abstract]
Exposure	466
Debentures [Member] | CDI [Member]
Possible impacts on profit or loss [Abstract]
Exposure	R$ (942,088)
Risk	CDI variation
Debentures [Member] | CDI [Member] | Probable I [Member]
Possible impacts on profit or loss [Abstract]
Exposure	R$ (69,243)
Debentures [Member] | CDI [Member] | Scenarios II [Member]
Possible impacts on profit or loss [Abstract]
Exposure	(17,311)
Debentures [Member] | CDI [Member] | Scenarios III [Member]
Possible impacts on profit or loss [Abstract]
Exposure	(34,622)
Debentures [Member] | CDI [Member] | Scenarios IV [Member]
Possible impacts on profit or loss [Abstract]
Exposure	17,311
Debentures [Member] | CDI [Member] | Scenarios V [Member]
Possible impacts on profit or loss [Abstract]
Exposure	34,622
Net Financial Liabilities [Member] | Probable I [Member]
Possible impacts on profit or loss [Abstract]
Exposure	(110,429)
Net Financial Liabilities [Member] | Scenarios II [Member]
Possible impacts on profit or loss [Abstract]
Exposure	(27,607)
Net Financial Liabilities [Member] | Scenarios III [Member]
Possible impacts on profit or loss [Abstract]
Exposure	(55,215)
Net Financial Liabilities [Member] | Scenarios IV [Member]
Possible impacts on profit or loss [Abstract]
Exposure	27,607
Net Financial Liabilities [Member] | Scenarios V [Member]
Possible impacts on profit or loss [Abstract]
Exposure	55,215
Investments [Member] | CDI [Member]
Possible impacts on profit or loss [Abstract]
Exposure	R$ 42
Risk	CDI variation
Investments [Member] | CDI [Member] | Probable I [Member]
Possible impacts on profit or loss [Abstract]
Exposure	R$ 3
Investments [Member] | CDI [Member] | Scenarios II [Member]
Possible impacts on profit or loss [Abstract]
Exposure	1
Investments [Member] | CDI [Member] | Scenarios III [Member]
Possible impacts on profit or loss [Abstract]
Exposure	2
Investments [Member] | CDI [Member] | Scenarios IV [Member]
Possible impacts on profit or loss [Abstract]
Exposure	(1)
Investments [Member] | CDI [Member] | Scenarios V [Member]
Possible impacts on profit or loss [Abstract]
Exposure	R$ (2)